ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Interest and Finance Expense
Trade payables		$ 36,253	$ 24,814
Lease obligation		14,118	748
Accrued liabilities		9,242	16,945
Employee benefit liability	$ 6,000	4,620	4,398
RSU liability		3,811	1,502
DSU liability		1,745	997
Royalty payable		1,142	629
Total		71,620	51,744
Non-current portion of lease obligations		(8,130)	(518)
Non-current portion of RSU liability		(802)	(554)
Current portion of accounts payable and accrued liabilities		62,688	50,672
Convertible notes
Interest and Finance Expense
Accrued interest		660	660
Loan facility
Interest and Finance Expense
Accrued interest		$ 29	$ 1,051